Trade and other Payables	12 Months Ended
Dec. 31, 2020
Trade and other Payables
Trade and other Payables
24.	Trade and other Payables

Trade and other payables are as followed:

In € thousand	12/31/2020	12/31/2019	01/01/2019
Trade payables	4,854	2,579	2,624
Accruals for outstanding invoices	6,238	216	27
Total trade and other payables	11,092	2,795	2,651